Vessels, Net - Summary of Accompanying Consolidated Balance Sheets of Vessels, Net (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Beginning Balance, Vessel cost	$ 79,824,125
Acquisition	15,166,025
Ending Balance, Vessel cost	94,990,150
Beginning Balance, Accumulated Depreciation	(4,662,694)
Depreciation for the period	(2,926,709)	$ (1,340,128)
Ending Balance, Accumulated Depreciation	(7,589,403)
Beginning Balance, Net Book Value	75,161,431
Acquisition	15,166,025
Depreciation for the period	(2,926,709)
Ending Balance, Net Book Value	$ 87,400,747